SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables) - SL BIO LTD	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Leasehold improvement	Over the shorter of lease term of the estimated useful lives of the assets
Machinery and equipment	5 years
Office equipment	5 years

Schedule of disaggregation of revenue

	Corporate	Retail
	Customers	Customers	Total
Exosome concentrate	$2,086,707	70,890	2,157,597
Skin care products	4,091	9,190	13,281
Hair care products	3,403	22,968	26,371
Total	$2,094,201	103,048	2,197,249

	Corporate	Retail
	Customers	Customers	Total
Exosome concentrate	$1,665,645	$1,631,121	$3,296,766
Skin care products	—	20,917	20,917
Hair care products	—	45,920	45,920
Total	$1,665,645	$1,697,958	$3,363,603

Schedule of translation of amounts

	2025	2024
Years ended NTD: US$1 exchange rate	31.27	32.81
Annual average NTD: US$1 exchange rate	31.35	32.05

Schedule of concentration of risks

Supplier	2025	2024
Vendor A	—	100.0%

	December 31,	December 31,
Customer	2025	2024
Customer A	39.5%	38.9%
Customer B	55.8%	10.6%